AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997
                                                               FILE NO. 33-50718
                                                               FILE NO. 811-7102
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933            / /
                         POST-EFFECTIVE AMENDMENT NO. 16     /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /
                                 AMENDMENT NO. 18            /X/

                                 THE ARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

                           JOHN H. GRADY, JR., ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M STREET, N.W.
                           WASHINGTON, D.C. 20036-5869

    It is proposed that this filing become effective (check appropriate box)
            /x/  immediately upon filing pursuant to paragraph (b)
            / /  on [date] pursuant to paragraph (b)
            / /  60 days after filing pursuant to paragraph (a)
            / /  75 days after filing pursuant to paragraph (a)
            / /  on [date] pursuant to paragraph (a) of Rule 485.

    Registrant commenced operations on February 1, 1993. Registrant's 24f-2 Notice for the fiscal year ended January 31, 1997 will be filed on or before March 31, 1997.

                          THE ARBOR FUND

                      CROSS REFERENCE SHEET

N-1A ITEM NO.                        LOCATION
--------------------------------------------------------------------------------


PART A Golden Oak Diversified Growth Portfolio, Golden Oak Growth and Income Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio


Item 1          Cover Page                                      Cover Page
Item 2.         Synopsis                                        Summary; Annual Operating
                                                                Expenses
Item 3.         Condensed Financial Information                 Financial Highlights
Item 4.         General Description of Registrant               The Funds and the Trust;
                                                                Investment Objective and
                                                                Policies; General Information
Item 5.         Management of the Fund                          General Information; The
                                                                Adviser; The Sub-Adviser;
                                                                The Administrator; The
                                                                Shareholder Servicing Agent
Item 5A.        Management's Discussion of
                Fund Performance                                **
Item 6.         Capital Stock and Other Securities              General Information; Taxes
Item 7.         Purchase of Securities Being Offered            Purchase of Shares
Item 8.         Redemption or Repurchase                        Redemption of Shares
Item 9.         Pending Legal Proceedings                       *

PART B Golden Oak Diversified Growth Portfolio, Golden Oak Growth and Income Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio


Item 10.        Cover Page                                      Cover Page
Item 11.        Table of Contents                               Table of Contents
Item 12.        General Information and History                 The Funds and The Trust
Item 13.        Investment Objectives and Policies              Investment Objective and
                                                                Policies; Investment
                                                                Limitations; Non-
                                                                Fundamental Policies
Item 14.        Management of the Registrant                    The Funds and the Trust;
                                                                Trustees and Officers of the
                                                                Trust; The Administrator; The
                                                                Adviser; The Sub-Adviser
Item 15.        Control Persons and Principal Holders
                of Securities                                   Trustees and Officers of the


                                                                Trust; The Administrator
Item 16.        Investment Advisory and Other Services          The Adviser; The Sub-
                                                                Adviser; The Administrator;
                                                                The Distributor; Experts
Item 17.        Brokerage Allocation                            Portfolio Transactions;
                                                                Trading Practices and
                                                                Brokerage
Item 18.        Capital Stock and Other Securities              Description of Shares
Item 19.        Purchase, Redemption, and Pricing of
                Securities Being Offered                        Purchase and Redemption of
                                                                Shares; Determination of Net
                                                                Asset Value; Letter of Intent
Item 20.        Tax Status                                      Taxes
Item 21.        Underwriters                                    The Distributor
Item 22.        Calculation of Yield Quotations                        Computation of Yield;
                                                                       Calculation of Total
                                                                       Return
Item 23.        Financial Statements                            Financial Information


PART A    California Tax Exempt Portfolio and Institutional Tax Free Portfolio

Item 1.         Cover Page                                      Cover Page
Item 2.         Synopsis                                        Summary; Shareholder
                                                                Transaction Expenses;
                                                                Annual Operating Expenses
Item 3.         Condensed Financial Information                 Financial Highlights
Item 4.         General Description of Registrant               The Portfolios and the Trust;
                                                                Investment Objective;
                                                                Investment Policies; General
                                                                Investment Policies and
                                                                Information; Investment
                                                                Limitations
Item 5.         Management of the Fund                          General Information; The
                                                                Adviser; The Administrator;
                                                                The Shareholder Servicing
                                                                Agent
Item 5A.        Management's Discussion of
                Fund Performance                                **
Item 6.         Capital Stock and Other Securities              General Information; Taxes
Item 7.         Purchase of Securities Being Offered                  Purchase and
                                                                      Redemption of Shares
Item 8.         Redemption or Repurchase                        Purchase and Redemption of
                                                                Shares
Item 9.         Pending Legal Proceedings                       *

PART B    California Tax Exempt Portfolio and Institutional Tax Free Portfolio

Item 10.        Cover Page                                      Cover Page
Item 11.        Table of Contents                               Table of Contents


Item 12.        General Information and History                 The Trust
Item 13.        Investment Objectives and Policies              Investment Limitations; Non-
                                                                Fundamental Policies
Item 14.        Management of the Registrant                          Trustees and Officers
                                                                      of the Trust; The
                                                                      Administrator; The
                                                                      Adviser; The Trust
Item 15.        Control Persons and Principal Holders
                of Securities                                   Trustees and Officers of the
                                                                Trust; The Administrator
Item 16.        Investment Advisory and Other Services          The Adviser; The
                                                                Administrator; The
                                                                Distributor
Item 17.        Brokerage Allocation                            Portfolio Transactions;
                                                                Trading Practices and
                                                                Brokerage
Item 18.        Capital Stock and Other Securities              Description of Shares
Item 19.        Purchase, Redemption, and Pricing of
                Securities Being Offered                        Purchase and Redemption of
                                                                Shares; Determination of Net
                                                                Asset Value
Item 20.        Tax Status                                      Taxes
Item 21.        Underwriters                                    The Distributor
Item 22.        Calculation of Yield Quotations                        Computation of Yield;
                                                                       Calculation of Total
                                                                       Return
Item 23.        Financial Statements                            Financial Information

PART A OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio and OVB Prime Obligations Portfolio


Item 1.         Cover Page                                      Cover Page
Item 2.         Synopsis                                        Summary; Expense Summary
Item 3.         Condensed Financial Information                 Financial Highlights
                                                                (Prospectus Supplement)
Item 4.         General Description of Registrant               The Funds and the Trust;
                                                                Investment Objectives;
                                                                Investment Policies and
                                                                Information; General
                                                                Investment Policies and
                                                                Information; Risk Factors;
                                                                Investment Limitations and
                                                                Fundamental Policies;
                                                                Description of Permitted
                                                                Investments
Item 5.         Management of the Fund                          The Adviser; The Sub-
                                                                Adviser; The Administrator;
                                                                Transfer Agent; General


                                                                Information
Item 5A.        Management's Discussion of Fund
                Performance                                     **
Item 6.         Capital Stock and Other Securities              General Information; Taxes
Item 7.         Purchase of Securities Being Offered                  How to Purchase
                                                                      Shares; How to
                                                                      Exchange Shares
Item 8.         Redemption or Repurchase                        How to Redeem Shares; How
                                                                to Exchange Shares
Item 9.         Pending Legal Proceedings                       *

PART B OVB Prime Obligations Portfolio, OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities Portfolio and OVB West Virginia Tax-Exempt Income Portfolio


Item 10.        Cover Page                                      Cover Page
Item 11.        Table of Contents                               Table of Contents
Item 12.        General Information and History                 The Funds and the Trust
Item 13.        Investment Objectives and Policies              Additional Description of
                                                                Permitted Investments;
                                                                Investment Limitations; Non-
                                                                Fundamental Policies
Item 14.        Management of the Fund                          The Funds and the Trust;
                                                                Trustees and Officers of the
                                                                Trust; The Adviser; The Sub-
                                                                Adviser; The Administrator
Item 15.        Control Persons and Principal Holders
                of Securities                                   Trustees and Officers of the
                                                                Trust; The Administrator
Item 16.        Investment Advisory and Other Services          The Adviser; The
                                                                Administrator; The Distributor
Item 17.        Brokerage Allocation                            Fund Transactions; Trading
                                                                Practices and Brokerage
Item 18.        Capital Stock and Other Securities              Description of Shares;
                                                                Shareholder Liability
Item 19.        Purchase, Redemption, and Pricing of
                Securities Being Offered                        Purchase and Redemption of
                                                                Shares; Determination of Net
                                                                Asset Value
Item 20.        Tax Status                                      Taxes
Item 21.        Underwriters                                    The Distributor
Item 22.        Calculation of Yield Quotations                        Computation of Yield;
                                                                       Calculation of Total
                                                                       Return
Item 23.        Financial Statements                            Financial Information
                                                                (Supplement to Statement of
                                                                Additional Information)

PART A    U.S. Government Securities Money Fund and Prime Obligations Fund


Item 1.         Cover Page                                      Cover Page
Item 2.         Synopsis                                        Expense Summary
Item 3.         Condensed Financial Information                 Financial Highlights
Item 4.         General Description of Registrant               The Fund and the Trust;
                                                                Investment Objective and
                                                                Policies; Investment
                                                                Limitations and Fundamental
                                                                Policies; Description of
                                                                Permitted Investments and
                                                                Risk Factors; General
                                                                Information
Item 5.         Management of the Fund                          The Adviser; The
                                                                Administrator and Distributor;
                                                                The Transfer Agent and
                                                                Custodian; General
                                                                Information
Item 5A.        Management's Discussion of Fund
                Performance                                     **
Item 6.         Capital Stock and Other Securities              General Information; Taxes
Item 7.         Purchase of Securities Being Offered                  How to Purchase
                                                                      Shares
Item 8.         Redemption or Repurchase                        How to Redeem Shares
Item 9.         Pending Legal Proceedings                       *

PART B    U.S. Government Securities Money Fund and Prime Obligations Fund


Item 10.        Cover Page                                      Cover Page
Item 11.        Table of Contents                               Table of Contents
Item 12.        General Information and History                 The Fund and The Trust
Item 13.        Investment Objectives and Policies              Additional Description of
                                                                Permitted Investments;
                                                                Investment Limitations; Non-
                                                                Fundamental Policies
Item 14.        Management of the Fund                          The Fund and the Trust;
                                                                Trustees and Officers of the
                                                                Trust; The Adviser; The
                                                                Administrator; The Distributor
Item 15.        Control Persons and Principal Holders           Trustees and Officers of the
                of Securities                                   Trust; The Administrator
Item 16.        Investment Advisory and Other Services          The Adviser; The
                                                                Administrator; The
                                                                Distributor
Item 17.        Brokerage Allocation                            Fund Transactions; Trading
                                                                Practices and Brokerage
Item 18.        Capital Stock and Other Securities              Description of Shares;
                                                                Shareholder Liability


Item 19.        Purchase, Redemption, and Pricing of
                Securities Being Offered                       Purchase and Redemption of
                                                               Shares; Determination of Net
                                                               Asset Value
Item 20.        Tax Status                                     Taxes
Item 21.        Underwriters                                   The Distributor
Item 22.        Calculation of Yield Quotations                Computation of Yield
Item 23.        Financial Statements                           *

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 * Not Applicable
** Information required by Item 5A is included in the 1996 Annual Report to Shareholders

The Prospectuses and Statements of Additional Information for the Golden Oak Diversified Growth Portfolio, Golden Oak Growth and Income Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, Golden Oak Prime Obligation Money Market Portfolio, California Tax Exempt and Institutional Tax Free Portfolios, OVB Capital Appreciation Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio, OVB Prime Obligations Portfolio, U.S. Government Securities Money Fund, and Prime Obligations Fund, included as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 29, 1996 pursuant to Rule 485(a) under the Securities Act of 1933, are hereby incorporated by reference as if set forth full herein.

The Prospectus and Statement of Additional Information for the OVB Equity Income Portfolio, included as part of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1996 pursuant to Rule 485(a) under the Securities Act of 1933, is hereby incorporated by reference as if set forth in full herein.

                         THE ARBOR FUND

                  OVB Equity Income Portfolio

                         Class A Shares

               Supplement dated February 28, 1997
              to the Prospectus dated May 31, 1996

The Prospectus dated May 31, 1996 is hereby amended by the addition of the following unaudited financial information for the Class A Shares of the OVB Equity Income Portfolio for the period ended January 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class A Shares of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997

                                                              August 2, 1996
OVB Equity Income Portfolio:                             to January 31, 1997 (1)
----------------------------                             -----------------------

Net Asset Value Beginning of Period                             $  10.00
                                                                --------

Net Investment Income                                               0.16

Net Realized and Unrealized Gains (Losses) on Investments           1.23

Distributions from Net Investment Income                           (0.16)

Distributions from Capital Gains                                    0.00
                                                                --------

Net Asset Value End of Period                                   $  11.23
                                                                ========

Total Return                                                       13.98%
                                                                ========

Net Assets End of Period (000)                                  $ 41,580
                                                                ========

Ratio of Expenses to Average Net Assets                             1.20%
                                                                ========

Ratio of Net Investment Income to Average Net Assets                3.27%
                                                                ========

Ratio of Expenses to Average Net Assets (Excluding
Waivers)                                                            1.25%
                                                                ========

Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                 3.22%
                                                                ========

Portfolio Turnover Rate                                               10%
                                                                ========

Average Commission Rate                                         $ 0.0787
                                                                ========

--------------------------------------------------------------------------------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ARBOR FUND

                  OVB Equity Income Portfolio

                         Class B Shares

               Supplement dated February 28, 1997
              to the Prospectus dated May 31, 1996

The Prospectus dated May 31, 1996 is hereby amended by the addition of the following unaudited financial information for the Class B Shares of the OVB Equity Income Portfolio for the period ended January 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class B Shares of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997

                                                              August 2, 1996
OVB Equity Income Portfolio:                             to January 31, 1997 (1)
----------------------------                             -----------------------

Net Asset Value Beginning of Period                             $  10.00
                                                                --------

Net Investment Income                                               0.15

Net Realized and Unrealized Gains (Losses) on Investments           1.24

Distributions from Net Investment Income                           (0.15)

Distributions from Capital Gains                                    0.00
                                                                --------

Net Asset Value End of Period                                   $  11.24
                                                                ========

Total Return                                                       13.98%
                                                                ========

Net Assets End of Period (000)                                  $  1,504
                                                                ========

Ratio of Expenses to Average Net Assets                             1.45%
                                                                ========

Ratio of Net Investment Income to Average Net Assets                3.02%
                                                                ========

Ratio of Expenses to Average Net Assets (Excluding
Waivers)                                                            1.50%
                                                                ========

Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                 2.97%
                                                                ========

Portfolio Turnover Rate                                               10%
                                                                ========

Average Commission Rate                                         $ 0.0787
                                                                ========

--------------------------------------------------------------------------------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


     PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 THE ARBOR FUND

                                  (the "Trust")

                    Supplement dated February 28, 1997 to the
             Statement of Additional Information dated May 31, 1996


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997.



      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio
-------------------------------------------------------------------------------


                  PIE CHART WAS LOCATED HERE IN PRINTED VERSION
                         WITH THE FOLLOWING BREAKDOWNS

Common Stock -- 80%
U.S. Treasury Obligations -- 6%
Repurchase Agreement -- 7%
Preferred Stock -- 7%


% of Total Portfolio
Investments

                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Common Stocks--80.2%
Aerospace & Defense--2.8%
Boeing                                                      252           $   27
General Motors, Class H                                   5,000              294
Rockwell International                                    6,000              395
United Technologies                                       7,000              488
Total Aerospace & Defense                                                  1,204
Automotive--1.3%
Chrysler                                                 15,700              548
Banks--3.5%
Bankers Trust                                             4,000              340
Chase Manhattan                                           4,000              370
Citicorp                                                  3,500              407
PNC Bank                                                 10,000              398
--------------------------------------------------------------------------------
Total Banks                                                                1,515
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Chemicals--1.7%
Hercules                                                      9,000       $  397
Witco                                                        12,000          357
Total Chemicals                                                              754
Containers & Packaging--0.9%
Crown Cork & Seal                                             7,000          403
Cosmetics, Soaps & Toiletries--2.7%
Colgate-Palmolive                                             4,000          387
International Flavors & Fragrances                            8,000          355
Procter & Gamble                                              3,500          404
Total Cosmetics, Soaps & Toiletries                                        1,146
Drugs--4.9%
American Home Products                                       13,200          837
Bristol-Myers Squibb                                          3,500          445
Johnson & Johnson                                            10,000          576
Pharmacia & Upjohn                                            7,000          261
Total Drugs                                                                2,119
Electric Services--8.6%
Cinergy                                                      11,000          380
CMS Energy                                                   10,000          335
Dominion Resources of Virginia                               18,000          713
DTE Energy                                                   10,000          314
Entergy                                                      12,000          323
FPL Group                                                     6,500          288
Illinova                                                     12,000          317
LG&E                                                         13,000          315
Southern                                                     32,900          720
Total Electric Services                                                    3,705
Electronic & Other Electrical Equipment--1.7%
General Electric                                              7,000          721
Financial Services--2.8%
Beneficial                                                    6,000          404
FHLMC                                                        14,000          424
FNMA                                                         10,000          395
--------------------------------------------------------------------------------
Total Financial Services                                                   1,223
--------------------------------------------------------------------------------

Statement of Net Assets                                              (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio (continued)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco--2.4%
General Mills                                               5,000           $339
H.J. Heinz                                                 17,000            684
Total Food, Beverage & Tobacco                                             1,023
Gas/Natural Gas--7.7%
AGL Resources                                              15,000            313
Consolidated Natural Gas                                    6,000            334
El Paso Natural Gas                                         8,000            431
KN Energy                                                   9,000            350
MCN                                                        12,000            389
National Fuel & Gas                                        10,000            423
Washington Gas Light                                       15,000            332
Williams                                                   18,400            738
Total Gas/Natural Gas                                                      3,310
Insurance--5.2%
American General                                           10,000            399
Jefferson Pilot                                            10,000            590
Marsh & McLennan                                            3,500            377
Safeco                                                     10,000            380
Travelers                                                   9,333            489
Total Insurance                                                            2,235
Machinery--0.5%
Pall                                                       10,000            224
Medical Products & Services--1.4%
Baxter International                                        7,000            323
C.R. Bard                                                  10,000            283
Total Medical Products & Services                                            606
Office Equipment--0.7%
Xerox                                                       5,000            293
Paper & Paper Products--0.5%
Tambrands                                                   5,000            205
Petroleum Refining--5.9%
Amoco                                                       7,300            635
Atlantic Richfield                                          4,000            529
Exxon                                                       6,000            622
Occidental Petroleum                                       15,000            383
Texaco                                                      3,500            371
--------------------------------------------------------------------------------
Total Petroleum Refining                                                   2,540
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Printing & Publishing--2.1%
McGraw-Hill                                                 12,000        $  597
Tribune                                                      8,000           306
Total Printing & Publishing                                                  903
Real Estate Investment Trust--10.6%
Cali Realty                                                 14,000           462
Camden Property Trust                                       14,000           378
Carr Realty                                                 15,000           437
Centerpoint Properties Trust                                13,000           423
CWM Mortgage Holdings                                       15,000           326
Duke Realty Investments                                     12,000           476
Liberty Property Trust                                      16,000           412
National Golf Properties                                    13,000           397
Post Properties                                             10,000           415
Public Storage                                              16,000           468
Security Capital Pacific Trust                              16,000           380
Total Real Estate Investment Trust                                         4,574
Retail--0.9%
Sears Roebuck                                                8,000           384
Semi-Conductors/Instruments--0.8%
AMP                                                          8,000           326
Telephones & Telecommunication--5.4%
Alltel                                                      12,000           386
Bellsouth                                                   16,800           746
GTE                                                          8,000           376
SBC                                                          9,000           494
Sprint                                                       8,000           326
--------------------------------------------------------------------------------
Total Telephones & Telecommunication                                       2,328
--------------------------------------------------------------------------------
Transportation Services--1.6%
CSX                                                         14,500           703
--------------------------------------------------------------------------------

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio (concluded)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Face Amt (000)/    Value
Description                                                 Shares        (000)
--------------------------------------------------------------------------------
Water Utilities--3.6%
American Water Works                                         29,000      $   674
Aquarion                                                      6,100          171
IWC Resources                                                 2,000           64
Southern California Water                                    29,000          653
Total Water Utilities                                                      1,562
Total Common Stocks (Cost $30,798)                                        34,554
Preferred Stocks--7.2%
Georgia Power                                                15,000          371
J.P. Morgan                                                   7,000          351
MCI                                                          20,000          500
Merrill Lynch                                                15,000          441
Microsoft                                                     8,000          666
TVA                                                          15,000          388
US West                                                      15,000          371
Total Preferred Stocks (Cost $3,061)                                       3,088
U S. Treasury Obligations--5.8%
U.S. Treasury Bill
0.000%, 05/01/97                                            $   500          494
U.S. Treasury Bond
6.000%, 08/15/99                                              1,000          999
U.S. Treasury Note
6.250%, 07/31/98                                              1,000        1,006
Total U.S Treasury Obligations (Cost $2,492)                               2,499

Repurchase Agreement--6.5 %
Morgan Stanley
5.52%, dated 01/31/97, matures
02/03/97, repurchase price $2,822,889
(collateralized by FNMA obligation,
par value $3,099,000, 8.500%, matures
08/01/11, market value $2,908,355)                            2,822        2,822
--------------------------------------------------------------------------------
Total Repurchase Agreement (Cost $2,822)                                   2,822
--------------------------------------------------------------------------------
Total Investments--99.7% (Cost $39,173)                                   42,963
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                           Value
Description                                                                (000)
--------------------------------------------------------------------------------
Other Assets and Liabilities--0.3 %
Other Assets and Liabilities, Net                                        $   121
Total Other Assets and Liabilities                                           121
Net Assets:
Portfolio shares of Class A (unlimited
authorization--no par value) based on
3,701,778 outstanding shares of
beneficial interest                                                       37,882
Portfolio shares of Class B (unlimited
authorization--no par value) based on
133,901 outstanding shares of
beneficial interest                                                        1,411
Accumulated net realized gain on investments                                   1
Net unrealized appreciation on investments                                 3,790
Total Net Assets--100.0%                                                 $43,084
Net Asset Value, Offering Price and
Redemption Price Per Share--Class A                                      $ 11.23
Net Asset Value, Offering Price and
Redemption Price Per Share--Class B                                      $ 11.24
--------------------------------------------------------------------------------

FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
TVA   Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

Statement of Operations
-------------------------------------------------------------------------------
For the six-month period ended January 31, 1997                      (Unaudited)

                                                                  (In Thousands)
                                                                  --------------

                                                                   Equity Income
                                                                     Portfolio
                                                                  --------------
Investment Income:
  Interest Income ..............................................           $226
  Dividend Income ..............................................            506
                                                                         ------
   Total Investment Income ......................................           732
                                                                         ------
Expenses:
  Administrator Fees ...........................................             33
  Less Administration Fees Waiver...............................             --
  Investment Advisory Fees .....................................            120
  Less Investment Advisory Fees Waiver .........................             (8)
  Sub-Advisory Fees ............................................             --
  Custodian Fees ...............................................              3
  Professional Fees ............................................              5
  Registration & Filing Fees ...................................             14
  Printing Expenses ............................................              2
  Trustee Fees .................................................              2
  Pricing Fees .................................................              1
  Distribution Fees(l) .........................................              1
  Transfer Agency Fees .........................................             20
  Amortization of Organization Costs ...........................              2
  Miscellaneous Expenses .......................................              1
                                                                         ------
  Total Expenses ...............................................            196
                                                                         ------
    Net Investment Income ......................................            536
  Net Realized Gain From Securities Sold .......................              1
  Net Change in Unrealized Appreciation
    on Investments .............................................          3,790
                                                                         ------
  Net Realized and Unrealized Gain on Investments
                                                                          3,791
                                                                         ======
  Increase in Net Assets Resulting From
    Operations .................................................         $4,327
                                                                         ======

(1) Distribution Fees are only incurred on Class B shares.


    The accompanying notes are an integral part of the financial statements.
4

Statement of Changes in Net Assets                              January 31, 1997
-------------------------------------------------------------------------------
For the six-month period ended January 31, 1997                      (Unaudited)

                                                                  (In Thousands)
                                                                  --------------

                                                                   Equity Income
                                                                     Portfolio
                                                                  --------------
                                                                       1997
                                                                  --------------
Operations:
  Net Investment Income ........................................           $536
  Net Realized Gain from Securities Sold .......................              1
  Net Change in Unrealized Appreciation
    on Investments .............................................          3,790
                                                                        -------
  Net Increase in Net Assets Resulting
    from Investment Operations .................................          4,327
                                                                        -------
Distributions:
  Net Investment Income:
    Class A ....................................................           (522)
    Class B ....................................................            (14)
  Net Realized Gains
    Class A ....................................................             --
    Class B ....................................................             --
                                                                        -------
  Total Distributions: .........................................           (536)
                                                                        -------
Capital Share Transactions:
  Class A:
    Shares Issued ..............................................         39,723
    Shares Issued in Lieu of Cash Distributions ................             --
    Shares Redeemed ............................................         (1,841)
                                                                        -------
  Total Class A Transactions ...................................         37,882
                                                                        -------
  Class B:
    Shares Issued ..............................................          1,424
    Shares Issued in Lieu of Cash Distributions ................             14
    Shares Redeemed ............................................            (27)
                                                                        -------
  Total Class B Transactions ...................................          1,411
                                                                        -------
  Increase in Net Assets from Capital
    Share Transactions .........................................         39,293
                                                                        -------
  Total Increase in Net Assets .................................         43,084
                                                                        -------
Net Assets:
  Beginning of Year.............................................             --
                                                                        -------
  End of Year ..................................................        $43,084
                                                                        =======
Capital Share Transactions:
  Class A:
    Shares Issued ..............................................          3,875
    Shares Issued in Lieu of Cash Distributions ................             --
    Shares Redeemed ............................................           (173)
                                                                        -------
  Total Class A Share Transactions .............................          3,702
                                                                        -------
  Class B:
    Shares Issued ..............................................            135
    Shares Issued in Lieu of Cash Distributions ................              1
    Shares Redeemed ............................................             (2)
                                                                        -------
  Total Class B Share Transactions .............................            134
                                                                        -------
  Total Share Transactions .....................................          3,836

    The accompanying notes are an integral part of the financial statements.
                                                                               5

Financial Highlights
-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period                        (Unaudited)



           Net Asset                    Net Realized    Distributions   Distributions      Net Asset
             Value,         Net        and Unrealized     from Net          from             Value,
           Beginning     Investment    Gains (Losses)     Investment      Capital           End of
           of Period   Income (Loss)   on Investments       Income         Gains            Period
           ---------   -------------   --------------   -------------   -------------      ---------

Equity Income Portfolio

CLASS A
1997(1)     $10.00         $0.16           $1.23            $(0.16)       $ 0.00            $11.23
CLASS B
1997(1)     $10.00         $0.15           $1.24            $(0.15)       $ 0.00            $11.24


----------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.
6

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                                                    Ratio of
                                                                     Ratio Of    Net Investment
                                                     Ratio of      Expenses to   Income (Loss)
                                       Ratio of   Net Investment     Average       to Average
                      Net Assets,    Expenses to   Income (Loss)   Net Assets      Net Assets     Portfolio       Average
          Total         End Of         Average       to Average    (Excluding      (Excluding      Turnover     Commission
          Return     Period (000)     Net Assets     Net Assets     Waivers)        Waivers)         Rate          Rate
          ------     ------------    -----------   -------------   -----------    -------------   ---------     ----------

          13.98%        $41,580         1.20%          3.27%          1.25%           3.22%          10%          $0.0787

          13.98%        $ 1,504         1.45%          3.02%          1.50%           2.97%          10%          $0.0787









    The accompanying notes are an integral part of the financial statements.
                                                                               7

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
-------------------------------------------------------------------------------


1. Organization

The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator"), on October 9, 1992. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVB Equity Income Portfolio (the "Portfolio"). The portfolios' prospectus provides a description of the portfolio's investment objectives, policies and strategies. The financial statements of the other portfolios in the OVB Family of Funds are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio is registered to offer two classes of shares: Class A and Class B (see note 3).

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation --

Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity are valued at their amortized cost.

Federal Income Taxes --

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Security Transactions and Related Income --

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Repurchase Agreements --

The Portfolio invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolio may be delayed or limited.

Net Asset Value Per Share --

The net asset value per share of the Portfolio is calculated each business day. In general, it is computed by dividing the assets of the Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

Classes --

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes of shares on the basis of their relative daily net assets.

Expenses --

Expenses that are directly related to one of the portfolios are charged directly to that portfolio. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net assets.

Distributions --

Distributions from net investment income for the Portfolio are paid to shareholders in the form of quarterly dividends. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

        The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may

(continued)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (Unaudited)
-------------------------------------------------------------------------------

differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. Investment Advisory, Administrative, Transfer Agent, and Distribution
   Agreements:

One Valley Bank, National Association (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Portfolio of .74%. The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of the portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of the portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess. Fee waivers by the Adviser are voluntary and may be terminated at any time.

The Trust and the Administrator have

                                                    January 31, 1997 (Unaudited)

-------------------------------------------------------------------------------


entered into an administration agreement. Under terms of the administration agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the portfolio. There is a minimum annual fee of $100,000 payable to the Administrator by the Portfolio. The Administrator also serves as the shareholder servicing agent for the Trust. Compensation for this service is paid under the administration agreement.

         DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

         The Trust and SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Class B shares of the Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of the Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $23,000 for organizational work performed by a law firm of which two officers of the Trust and a Trustee of the Trust are partners.

         Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

(continued)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (Unaudited)
-------------------------------------------------------------------------------
5. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended January 31, 1997 were as follows:

                                Equity Income Portfolio

                         U.S.
                      Government
                      Securities      All Other           Total
                        (000)          (000)              (000)
                      ----------      ---------          -------
        Purchases      $ 5,011        $33,929            $38,940
        Sales            3,006             75              3,081

At January 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1997, for the Portfolio is as follows:

                                    Net
                                Appreciated    Depreciated     Unrealized
                                 Securities     Securities    Appreciation
                                   (00O)           (000)         (000)
                                -----------    -----------    -------------
       Equity
         Income                      3,969         (179)        3,790

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)    Financial Statements
       Part A.  Financial Highlights
       Part B.

(1) Audited Financial Statements for the Golden Oak Diversified Growth Portfolio, Golden Oak Intermediate-Term Income Portfolio and Golden Oak Prime Obligation Money Market Portfolio of the Registrant for the fiscal period ended January 31, 1996, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (No. 33-50718) as filed with the Securities and Exchange Commission on March 29, 1996 are incorporated herein by reference to Post-Effective Amendment No. 14, filed on March 29, 1996.


  (2) Audited Financial Statements for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio (the "PIMC Portfolios") for the fiscal period ended January 31, 1996, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (No. 33-50718) as filed with the Securities and Exchange Commission on March 29, 1996 are incorporated herein by reference to Post-Effective Amendment No. 14, filed on March 29, 1996.


(3) Audited Financial Statements for the OVB Prime Obligations Portfolio, OVB Capital Appreciation Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities Portfolio and OVB West Virginia Tax-Exempt Income Portfolio (the "OVB Portfolios") for the fiscal period ended January 31, 1996, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (No. 33-50718) as filed with the Securities and Exchange Commission on March 29, 1996 are incorporated herein by reference to Post-Effective Amendment No. 14, filed on March 29, 1996.

(4) Audited Financial Statements for the U.S. Government Securities Money Fund and Prime Obligations Fund for the fiscal period ended January 31, 1996, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (No. 33-50718) as filed with the Securities and Exchange Commission on March 29, 1996 are incorporated herein by reference to Post-Effective Amendment No. 14, filed on March 29, 1996.

(5) Unaudited Financial Statements for the OVB Equity Income Portfolio for the 4-6 month period ended January 31, 1997are filed herewith.

(b)    Additional Exhibits

   (1) Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on August 11, 1992.
   (2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on August 11, 1992.
   (3)    Not Applicable.
   (4)    Not Applicable.
   (5)(a) Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak
          Diversified Growth Portfolio, the Golden Oak Intermediate- Term
          Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation

          Money Market Portfolio, originally filed as exhibit 5(b), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.

   (5)(b) Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
   (5)(c) Form of Investment Advisory Agreement between Registrant and Prudential Investment Corporation with respect to the California Tax Exempt Portfolio and the Institutional Tax Free Portfolio, originally filed as exhibit 5(f), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
   (5)(d) Form of Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB
          Portfolios, originally filed as exhibit 5(h), is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
   (5)(e) Form of Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i), is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
   (5)(f) Form of Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), is incorporated herein by reference to Post-Effective
          Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
          Commission on June 2, 1994.
   (5)(g) Form of Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l), is incorporated herein by reference to Post-Effective
          Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
          Commission on September 30, 1994.
   (5)(h) Form of Investment Sub-Advisory Agreement by and between Scudder, Stevens & Clark, Inc. with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(m), is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994.
   (5)(i) Form of Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q), is incorporated herein by reference to Post-Effective
          Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
          Commission on August 11, 1995.
   (5)(j) Form of Investment Advisory Agreement between the Registrant and PNC Institutional Management Corporation with respect to the California Tax-Exempt Portfolio, originally filed as exhibit 5(s), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
   (5)(k) Form of Investment Advisory Agreement between the Registrant and PNC Institutional Management Corporation with respect to the Institutional Tax Free Portfolio, originally filed as exhibit 5(t), is incorporated herein by reference to Post-Effective Amendment No.
          14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
   (5)(l) Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
          Commission on March 29, 1996.

   (5)(m) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is filed herewith.
   (6)(a) Distribution Agreement between Registrant and SEI Financial Services Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on October 14, 1992.
   (6)(b) Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
   (6)(c) Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N- 1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
   (6)(d) Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
   (7)    Not Applicable.
   (8)(a) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on October 14, 1992.
   (8)(b) Form of Custodian Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N- 1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994.

   (9)(a) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration
          Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
   (9)(b) Form of Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993, originally filed as exhibit 5(g), is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
   (9)(c) Form of Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(k), is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994.
   (9)(d) Form of Schedule, relating to Golden Oak Growth and Income
          Portfolio, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(n), is incorporated herein by reference to Post-Effective
          Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
          Commission on September 30, 1994.
   (9)(e) Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o), is incorporated herein by reference to Post-Effective Amendment No.
          12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May
          31, 1995.
   (9)(f) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p), is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
   (9)(g) Form of Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p), is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on August 11, 1995.

  (10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.

  (11)    Consent of Independent Accountants is filed herewith.
  (12)    Not Applicable.
  (13)    Not Applicable.
  (14)    Not Applicable.
  (15)(a) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio) is incorporated herein by reference to Pre- Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33- 50718) filed with the Securities and Exchange Commission on October 14, 1992.
  (15)(b) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
  (15)(c) Form of Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994.

  (15)(d) Rule 18f-3 Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

  (16) Performance Quotation Computation with respect to the Golden Oak Portfolios is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
  (17) Financial Data Schedules with respect to the OVB Equity Income Portfolio are filed herewith.
  (24) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1994.

 Item 25. Persons Controlled By or Under Common Control With Registrant

     See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

 Item 26. Number of Holders of Securities As of February 3, 1997:

                                                                  Number of
      Title of Class                                              Record Holders
      --------------                                              --------------

      Units of beneficial interest, without par value-
        Golden Oak Diversified Growth Portfolio
             Class A                                                     6
             Class B                                                    25
        Golden Oak Intermediate-Term Income Portfolio
             Class A                                                     6
             Class B                                                    11
        Golden Oak Michigan Tax Free Bond Portfolio
             Class A                                                closed
             Class B                                                closed
        Golden Oak Prime Obligation Money Market Portfolio
             Class A                                                     6
             Class B                                                   137
        Golden Oak Growth and Income
             Class A                                                     0
             Class B                                                     0
        California Tax Exempt Portfolio                                  9
        Institutional Tax Free Portfolio                                 7
        OVB Prime Obligations Portfolio
             Class A                                                     6
             Class B                                                   144
        OVB Capital Appreciation Portfolio
             Class A                                                     6
             Class B                                                   548
        OVB Emerging Growth Portfolio
             Class A                                                     7
             Class B                                                   438
        OVB Government Securities Portfolio
             Class A                                                     6
             Class B                                                   191
        OVB West Virginia Tax-Exempt Income Portfolio
             Class A                                                     6
             Class B                                                   196
        OVB Equity Income Portfolio
             Class A                                                     7
             Class B                                                   163
        US Government Securities Money Fund                             0


Item 27. Indemnification:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Adviser:

     Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:



Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Citizens Bank (as of 3/28/96):

Victor E. George                       Victor George Oldsmobile, Inc.          Chairman
Chairman                               Citizens Banking Corporation            Director

Charles R. Weeks                       Citizens Banking Corporation            Chairman
Vice Chairman                          Second National Bank of Saginaw         Director
                                       Wolohan Lumber Co.                      Director

David A. Thomas, Jr                    Citizens Banking Corporation            Vice Chairman
Director, President, CEO               National Bank of Royal Oak              Director

Edward P. Abbot                        Abbott's Meat, Inc.                     President
Director                               Citizens Banking Corporation            Director

John W. Ennest                         Citizens Banking Corporation            Vice Chairman, CFO and Treasurer
Director                               Second National Bank of Saginaw         Director
                                       Commercial National Bank of Berwyn      Chairman

George H. Kossaras                     Spring's Drug Store, Inc.               President
Director                               Citizens Banking Corporation            Director
Gerald Schreiber                       Royalite Co.                            Vice President
Director

William C. Shedd                       Winegarden, Shedd, Haley,               Attorney & Partner
Director                               Lindholm & Robertson
                                       Citizens Banking Corporation            Director

Joseph G. Shomsky                      Massachusetts Mutual Insurance          Insurance
Director                               Company

James E. Truesdell                     J. Austin Oil Company of Flint, Inc.    President-Secretary
Director                               Citizens Banking Corporation            Director

Robert J. Vitito                       Citizens Banking Corporation            President, CEO and CAO
Director                               Second National Bank of Saginaw         Chairman
                                       State Bank of Standish                  Director
                                       Second National Bank of Bay City        Director
                                       Grayling State Bank                     Director

Kendall B. Williams                    Gault Davison, P.C.                     Attorney & Vice President
Director                               Citizens Banking Corporation            Director

Ada C. Washington
Director

Gary P. Drainville                     Citizens Banking Corporation            Executive Vice President
Executive Vice President               Citizens Bank Ypsilanti                 Director


Wayne G. Schaeffer                     Commercial National Bank                Director


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Senior Executive Vice President        of Berwyn
Executive Vice President               Citizens Banking Corporation
Chief Financial Officer and Director
Chief Operating Officer

Gordon F. Strayer                      Citizens Bank Fenton                    Director
Executive Vice President               Region Board

David H. Buick
Senior Vice President

Dana A. Czmer
Senior Vice President and
Trust Officer

Thomas W. Gallagher                    Citizens Banking Corporation            Senior Vice President General
Counsel,
Senior Vice President,
Secretary

Gary O. Clark                          Citizens Bank - Sturgis                 Director
CEO, Director                          Citizens Banking Corporation            Executive Vice President
                                       Commercial National Bank                President
                                       of Berwyn

Edward P. Majask
Senior Vice President
and Senior Investment Officer

Richard J. Mitsdarfer                  Citizens Banking Corporation            Senior Vice President & General
Senior Vice President                                                          Auditor
and General Auditor

Edward H. Newman                       Citizens Banking Corporation            Vice President & Assistant
Senior Vice President,                                                         Secretary
Cashier & Secretary

Thomas C. Shafer
Senior Vice President

Lawrence G. Southwell
Senior Vice President

Richard T. Albee
Senior Vice President

Stephen I. Swett
Executive Vice President
and Senior Trust Officer

Marilyn K. Allar
Senior Vice President


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Daniel E. Bekemeier
Senior Vice President & Controller

Dennis R. Johnston
Senior Vice President

Vicent V. Maysura
Senior Vice President

Leslie V. Starr
Senior Vice President

Steven C. Futrell                      Citizens Bank - East Lansing
Community President & Director


Richard L. Collier                     Citizens Bank - East Lansing
Director - Retired Surgeon

Marcia G. Jensen                       Citizens Bank - East Lansing
Director                               Moore-Jensen Associates                 Realtor

William E. Madigan                     Citizens Bank - East Lansing
Director                               Michigan State Medical Society          Executive Director

Joseph C. Overbeck                     Citizens Bank - East Lansing
Director                               Motor Wheel Corporation                 Retired President

Richard R. Simonds                     Citizens Bank - East Lansing
Director                               Michigan State University               Chairman, Department of Finance
                                       & Insurance

James M. VanTiflin                     Citizens Bank - East Lansing
Director                               Second National Bank of Saginaw         President, Chief Executive Officer
                                       & Director

Robert L. Critchfield                  Citizens Bank - Fenton
Community President & Director

Richard L. Adams                       Citizens Bank - Fenton
Director                               Freeway Sports Center, Inc.             President & Chief Executive Officer

Donald K. Bell                         Citizens Bank - Fenton
Director                               Dupuis & Ryden                          CPA

Penny J. Fausey                        Citizens Bank - Fenton
Director                               Penny J. Fausey, CPA                    PC - President

E. Doran Kasper                        Citizens Bank - Fenton
Director                               Optometrist

William L. Kershaw                     Citizens Bank - Fenton


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Director                               Kersaw Realty                           Realtor

Henry H. Phillips                      Citizens Bank - Fenton
Director                               Optometrist

Nicholas A. Popa                       Citizens Bank - Fenton
Director                               Epic Machine, Inc.                      Chairman

Louis L. Schaedig                      Citizens Bank - Fenton
Director                               Kundinger Fluid Power                   Executive Vice President

Jeri L. Stileo                         Citizens Bank - Fenton
Director                               Stiles Insurance Agency                 Owner

Joseph F. Smith                        Citizens Bank - Sturgis
Community President & Director

Dennis O. Baker                        Citizens Bank - Sturgis
Director                               Owens Products, Inc.                    President & Chief Executive Officer

John E. Brand                          Citizens Bank - Sturgis
Director                               Sturgis MI                              Retired City Manager

Paul L. Brothers                       Citizens Bank - Sturgis
Director                               Surgeon

Lawrence A. Franks                     Citizens Bank - Sturgis
Director                               Burr Oak Tool & Gauge                   President

Alice M. Happel                        Citizens Bank - Sturgis
Director                               Burr Oak Township                       Farmer

Lawrence G. Hopkins                    Citizens Bank - Sturgis
Director                               Retired Bank President

John W. Kirsch                         Citizens Bank - Sturgis
Director                               Retired Manufacturer

Lawrence Rosenberg                     Citizens Bank - Sturgis
Director                               Rosenberg-Schipper Funeral Home         President

Melvin G. Scheske                      Citizens Bank - Sturgis
Director                               CPA

Richard J. DeVries                     Citizens Bank - Ypsilanti
Community President & Director

Sandra J. French                       Citizens Bank - Ypsilanti
Director                               Cady's Grill                            Owner

Jerry F. Gooding                       Citizens Bank - Ypsilanti
Director                               Retired Business Owner


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Benjamin P. Koerber                    Citizens Bank - Ypsilanti
Director                               Retired Bank President

Gary M. Owen                           Citizens Bank - Ypsilanti
Director                               Governmental Consulting Services        Partner
                                       Information

Edwin L. Pear                          Citizens Bank - Ypsilanti
Director                               Pear, Sperling, Eggan & Muskovitz       Attorney & Partner

Richard K. Robb                        Citizens Bank - Ypsilanti
Director                               Dentist

Richard K. Roberts                     Citizens Bank - Ypsilanti
Director                               Roberts & Freatman                      Attorney & Partner

John C. Shelton                        Citizens Bank - Ypsilanti
Director                               Retired Physician



Scudder, Stevens & Clark, Inc.:
Stephen R. Beckwith
Director

Lynn S. Birdsong                       The Latin America Income and            Supervisory Director
Director                               Appreciation Fund N.V.
                                       The Venezuela High Income               Supervisory Director
                                       Fund N.V.
                                       Scudder Mortgage Fund                   Supervisory Director
                                       Scudder Floating Rate Funds for         Supervisory Director
                                       Fannie Mae Mortgage Securities I & II
                                       Scudder, Stevens & Clark                Director
                                       (Luxembourg) S.A.
                                       Scudder Funds Trust                     Trustee
                                       The Latin America Dollar Income         President & Director
                                       Fund, Inc.
                                       Scudder World Income Opportunities      President & Director
                                       Fund, Inc.

Nicholas Bratt                         Scudder New Europe Fund, Inc.           President & Director
Director                               The Brazil Fund, Inc.                   President & Director
                                       The First Iberian Fund, Inc.            President & Director
                                       Scudder International Fund, Inc.        President & Director
                                       Scudder Global Fund, Inc.               Director
                                       The Korea Fund, Inc.                    President & Director
                                       Scudder New Asia Fund, Inc.             President & Director
                                       The Argentina Fund, Inc.                President
                                       Scudder, Stevens & Clark Corporation    Vice President


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

                                       Scudder, Stevens & Clark Japan, Inc.    Vice President
                                       Scudder, Stevens & Clark of Canada      Vice President
                                       Ltd., Toronto, Ontario, Canada

Linda C. Coughlin                      Scudder Investor Services, Inc.         Director
Director                               AARP Cash Investment Funds              President & Trustee
                                       AARP Growth Trust                       President & Trustee
                                       AARP Income Trust                       President & Trustee
                                       AARP Tax Free Income Trust              President & Trustee
                                       SFA, Inc.                               Director

Margaret D. Hadzina
Director

Jerard K. Hartman                      Scudder California Tax Free             Vice President
Director                               Scudder Equity Trust                    Vice President
                                       Scudder Cash Investment Trust           Vice President
                                       Scudder Fund, Inc.                      Vice President
                                       Scudder Global Fund, Inc.               Vice President
                                       Scudder GNMA Fund                       Vice President
                                       Scudder Institutional Fund, Inc.        Vice President
                                       Scudder Portfolio Trust                 Vice President
                                       Scudder International Fund, Inc.        Vice President
                                       Scudder Investment Trust                Vice President
                                       Scudder Municipal Trust                 Vice President
                                       Scudder Mutual Funds, Inc.              Vice President
                                       Scudder New Asia Fund, Inc.             Vice President
                                       Scudder New Europe Fund, Inc.           Vice President
                                       Scudder Securities Trust                Vice President
                                       Scudder State Tax Free Trust            Vice President
                                       Scudder Funds Trust                     Vice President
                                       Scudder Tax Free Money Fund             Vice President
                                       Scudder Tax Free Trust                  Vice President
                                       Scudder U.S. Treasury Money Fund        Vice President
                                       Scudder Variable Life Investment        Vice President
                                       Fund
                                       Scudder World Income Opportunities      Vice President
                                       Fund, Inc.
                                       Scudder Treasurers Trust                Vice President
                                       The Brazil Fund, Inc.                   Vice President
                                       The Korea Fund, Inc.                    Vice President
                                       The Argentina Fund, Inc.                Vice President
                                       Scudder, Stevens & Clark of Canada,     Vice President and
                                                                               Director
                                       Ltd., Toronto, Ontario, Canada
                                       The First Iberian Fund, Inc.            Vice President
                                       The Latin America Dollar Income         Vice President
                                       Fund, Inc.

Richard A. Holt                        Scudder Variable Life Investment Fund   Vice President
Director


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Dudley H. Ladd                         Scudder Investor Services, Inc.         Director
Director                               Scudder Cash Investment Trust           Vice President & Trustee
                                       Scudder Investment Trust                Trustee
                                       Scudder Portfolio Trust                 Trustee
                                       Scudder Municipal Trust                 Trustee
                                       Scudder State Tax Free Trust            Trustee
                                       Scudder U.S. Treasury Money Fund        Vice President
                                       SFA, Inc.                               Vice President & Treasurer

Douglas M. Loudon                      Scudder Equity Trust                    Vice President & Trustee
Director                               Scudder Global Fund, Inc.               Vice President
                                       Scudder Investment Trust                Vice President
                                       Scudder Mutual Funds, Inc.              Vice President & Director
                                       Scudder Securities Trust                Vice President & Trustee
                                       AARP Cash Investment Funds              Vice President
                                       AARP Growth Trust                       Vice President
                                       AARP Income Trust                       Vice President
                                       AARP Tax Free Income Trust              Vice President
                                       Scudder, Stevens & Clark Corporation    Vice President
                                       Scudder Investor Services, Inc.         Senior Vice President
                                       Scudder, Stevens & Clark of Canada      Vice President
                                       Ltd., Toronto, Ontario, Canada
                                       World Capital Fund Luxembourg           Chairman
                                       NKK - Scudder Capital Asset             Managing Director
                                       Management Corporation
                                       Scudder, Stevens & Clark Japan, Inc.    Chairman & Director
                                       The Japan Fund, Inc.                    President
                                       Scudder, Stevens & Clark                Trustee
                                       Supplemental Retirement Income Plan
                                       Scudder, Stevens & Clark Profit         Trustee
                                       Sharing Plan
                                       Scudder, Stevens & Clark, S.A.,         Chairman
                                       Luxembourg
                                       Berkshire Farm & Services for Youth     Director
                                       Investment Counsel Association of       Board of Governors
                                       America
                                       Canadian High Income Fund               Chairman
                                       Hot Growth Companies Fund               Chairman

John T. Packard                        Montgomery Street Income Securities,    President
Director Inc.
                                       Scudder Realty Advisors, Inc.           Director
                                       PSI Star Corporation                    Director


Juris Padegs                           The Brazil Fund, Inc.                   Chairman of the Board &
Secretary and Director                                                         Director
                                       Scudder Equity Trust                    Trustee & Vice President
                                       The First Iberian Fund, Inc.            Chairman of the Board &
                                                                               Director
                                       Scudder Funds Trust                     Trustee
                                       Scudder Global Fund, Inc.               Vice President & Assistant


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

                                                                               Secretary
                                       Scudder Investment Trust                Trustee
                                       Scudder International Fund, Inc.        Vice President, Assistant
                                                                               Secretary & Director
                                       The Latin America Dollar Income         Vice President
                                       Fund, Inc.
                                       Scudder Municipal Trust                 Trustee
                                       Scudder Mutual Funds, Inc.              Vice President & Assistant
                                                                               Secretary
                                       Scudder New Europe Fund, Inc.           Vice President & Director
                                       Scudder Securities Trust                Trustee
                                       Scudder State Tax Free Trust            Trustee
                                       Scudder New Asia Fund, Inc.             Vice President, Assistant
                                                                               Secretary & Director
                                       Scudder Tax Free Money Fund             Vice President & Trustee
                                       Scudder Tax Free Trust                  Trustee
                                       The Korea Fund, Inc.                    Chairman of the Board and
                                                                               Director
                                       The Argentina Fund, Inc.                Vice President & Director
                                       Scudder, Stevens & Clark of Canada      Secretary
                                       Ltd., Toronto, Ontario, Canada
                                       Scudder Realty Advisors, Inc.           Vice President
                                       SFA, Inc.                               Assistant Secretary
                                       Scudder Investor Services, Inc.         Vice President & Director
                                       NKK-Scudder Capital Asset               Assistant Treasurer
                                       Management
                                       Scudder, Stevens & Clark Japan, Inc.    Director and Chairman of the
                                                                               Board
                                       Scudder, Stevens & Clark Corporation    President & Director
                                       Sovereign High Yield Investment         Supervisory Director
                                       Company N.V.
                                       President Investment Trust              Director
                                       Corporation

Daniel Pierce                          Scudder New Europe Fund, Inc.           Chairman of the Board and
Chairman of the Board,                                                         Director
Director & Assistant                   California Tax Free Trust               Trustee
Treasurer                              Scudder Equity Trust                    President & Trustee

                                       The First Iberian Fund, Inc.            Director
                                       Scudder GNMA Fund                       President & Trustee
                                       Scudder Portfolio Trust                 President & Trustee
                                       Scudder Funds Trust                     President & Trustee
                                       Scudder Institutional Fund, Inc.        President & Director
                                       Scudder Fund, Inc.                      President & Director
                                       Scudder International Fund, Inc.        Director
                                       Scudder Investment Trust                President & Trustee
                                       Scudder Municipal Trust                 Vice President & Trustee
                                       Scudder Mutual Funds, Inc.              President & Director
                                       Scudder New Asia Fund, Inc.             Director
                                       Scudder Securities Trust                President & Trustee
                                       Scudder State Tax Free Trust            Trustee
                                       Scudder Treasurers Trust                President & Trustee


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

                                       Scudder Variable Life Investment        Vice President & Trustee
                                       Fund
                                       The Brazil Fund, Inc.                   Director
                                       Montgomery Street Income Securities,    Vice President & Assistant
                                       Inc.                                    Treasurer
                                       Scudder Global Fund, Inc.               Vice President and Director
                                       Scudder Investor Services, Inc.         Vice President, Director &
                                                                               Assistant Treasurer
                                       Scudder Service Corporation             Vice President & Director
                                       Scudder, Stevens & Clark of Canada,     Chairman of the Board &
                                       Ltd., Toronto, Ontario, Canada          President
                                       Scudder, Stevens & Clark, Ltd.          Director
                                       Brigham and Women's Hospital            Trustee
                                       (hospital) Boston, MA
                                       Fiduciary Trust Company                 Director
                                       Fiduciary Company Incorporated,         Director
                                       Boston, MA

Cornelia M. Small                      AARP Cash investment Funds              Vice President
Director                               AARP Growth Trust                       Vice President
                                       AARP Income Trust                       Vice President
                                       AARP Tax Free Income Trust              Vice President

Edmond D. Villani                      Scudder Global Fund, Inc.               Chairman of the Board &
President & Director                                                           Director
                                       Scudder International Fund, Inc.        Chairman of the Board &
                                                                               Director
                                       Scudder New Asia Fund, Inc.             Chairman of the Board &
                                                                               Director
                                       Scudder Securities Trust                Trustee
                                       The Argentina Fund, Inc.                Chairman of the Board &
                                                                               Director
                                       Scudder Realty Advisors, Inc.           Director
                                       Scudder Mortgage Fund                   Supervisory Director
                                       The Latin America Dollar Income         Chairman of the Board &
                                       Fund, Inc.                              Director
                                       Scudder, Stevens & Clark Japan, Inc.    Director
                                       Scudder World Income Opportunities      Chairman of the Board &
                                       Fund, Inc.                              Director

One Valley Bank, National Association:
J. Holmes Morrison                     One Valley Bancorp                      President & Chief
Chairman of the Board                                                          Executive Officer

Phyllis H. Arnold                      One Valley Bancorp                      Director
Director, President & Chief            One Valley Bank, N.A.                   President & CEO
Executive Officer

Frederick H. Belden, Jr.               One Valley Bancorp                      Senior Vice President and
Executive Vice President                                                       Assistant Corporate Secretary

Charles M. Avampato                    Clay Foundation, Inc.                   President


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

Director                               One Valley Bancorp                      Director

Robert F. Baronner                     One Valley Bancorp                      Chairman of the Board
Director                                                                       of Directors

Herald R. Baughman                     One Valley Bank, N.A.
Senior Vice President

Gary L. Brown                          Parkerburg Region                       Region President

James K. Brown                         Jackson & Kelly                         Attorney, Partner
Director                               One Valley Bancorp                      Director

Lloyd P. Calvert                       One Valley Bank, N.A.
Senior Vice President

John T. Chambers                       Ravenswood Land Co. and                 President
Director                               Mt. Alpha Development Co.
                                       One Valley Bancorp                      Director

Nelle Ratrie Chilton                   Dickinson Fuel Co.                      Director
Director                               Terra Co., Inc.                         Director
                                       Terra Care, Inc.                        Director
                                       Terra Salis, Inc.                       Director
                                       TerraSod, Inc.                          Director
                                       One Valley Bancorp                      Director

Anthony N. Ciliberti                   One Valley Bank, N.A.
General Auditor

Bernice J. Deem                        One Valley Bank, N.A.
Senior Vice President

Ray Marshall Evans, Jr.                Dickinson Co. and                       President
Director                               Quincy Coal Co.
                                       One Valley Bancorp                      Director

Jane Fleming                           One Valley Bank, N.A.
Senior Vice President

Brian Fox                              One Valley Bank, N.A.
Senior Vice President

Robert F. Goldsmith                    Cascades Coal Sales, Inc.               President
Director                               Sentry Resource                         Executive Vice President
                                       Associates, Inc.

Phillip H. Goodwin                     CAMCARE and Charleston                  President
Director                               Area Medical Center
                                       One Valley Bancorp                      Director


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

O. Nelson Jones                        Madison Coal & Supply                   President
Director                               Company
                                       Amherst Industries, Inc.                Vice President

William M. Kidd                        One Valley Bank, N.A.
Senior Vice President

Carl E. Little                         One Valley Bank                         Vice Chairman (retired)
Director

Edward H. Maier                        General Corporation                     President
Director                               One Valley Bancorp                      Director

Roger D. Mooney
Senior Vice President

John F. Mork                           Eastern American Energy                 President
Director                               Corp.

Harold E. Neely                        One Valley Bank, N.A.
Senior Vice President

Robert O. Orders, Sr.                  Orders Construction Company             Chief Executive Officer
Director                               One Valley Bancorp                      Director

John L. D. Payne                       Payne-Gallatin Mining Co.               President
Director                               One Valley Bancorp                      Director

Angus E. Peyton                        Brown & Peyton                          Attorney & Partner
Director                               American Electric Power                 Director
                                       Co., Inc.
                                       One Valley Bancorp                      Director

Brent D. Robinson                      One Valley Bank Huntington              President
K. Richard C. Sinclair                 Jefferds Corporation                    President
Director

James C. Smith                         O.V. Smith & Sons of Big                President
Director                               Chimney, Inc.
                                       O.V. Smith & Sons, Inc.                 Vice President

Michael W. Stajduhar                   One Valley Bank, N.A.
Senior Vice President

James R. Thomas II                     Carbon Industries, Inc.                 Chairman (retired)
Director

J. Randy Valentine                     One Valley Bank, N.A.
Senior Vice President

Dr. Edwin H. Welch                     University of Charleston                President
Director                               One Valley Bank, N.A.


Name and Position                      Name of                                 Connection with
with Investment Adviser                Other Company                           Other Company
-----------------------                -------------                           ----------------

John Henry Wick III                    Dickinson Fuel Co., Inc.
Director                               Harrison & Bates                        Commercial Realtor (retired)

Thomas D. Wilkerson                    Northwestern Mutual Life                General Agent
Director                               Insurance Company                       Director

James D. Williams
Director

James A. Winter                        One Valley Bank, N.A.
Senior Vice President

Jack B. Young                          One Valley Bank, N.A.
Senior Vice President

Craig L. Zander                        One Valley Bank, N.A.
Senior Vice President

John F. Ziebold                        One Valley Bank, N.A.
Senior Vice President

Capitoline Investment Services Incorporated:

Thomas Dean Hogan                      Crestar Bank                            Group Executive Vice
Chairman and Director                                                          President - Trust

Linda Flory Rigsby                     Crestar Financial Corporation           Senior Vice President
Secretary                              and its subsidiary Crestar Bank         and Deputy General Counsel

James M. Wells, III                    Crestar Financial Corporation           President
Director                               and its subsidiary Crestar Bank


     The list required by this Item 28. of officers and partners of Wellington Management Company, LLP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management Company pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

     The list required by this Item 28. of officers and partners of Nicholas-Applegate Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Nicholas-Applegate Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-21442).

     PNC Institutional Management Corporation ("PIMC") performs investment advisory services for the Registrant and certain other investment companies and accounts. PNC Bank, N.A. ("PNC"), the parent company of PIMC, and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. In addition to its trust business, PNC provides commercial banking services.

     To the Registrant's knowledge, none of the directors or officers of PIMC, except as set forth in the filings referred to below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank Corp. Set forth in the filings referred to below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 28 with respect to each director, officer and partner of PIMC is incorporated by reference to Schedules A and D of Form ADV, filed by PNC Institutional Management Corporation pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     1784 Funds                               June 1, 1993
     The PBHG Funds, Inc                      July 16, 1993
     Marquis Funds                            August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     The Achievement Funds Trust              December 27, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995
     Monitor Funds                            January 11, 1996
     FMB Funds, Inc.                          March 1, 1996
     SEI Asset Allocation Trust               April 1, 1996
     Turner Funds                             April 30, 1996
     SEI Institutional Investments Trust      June 14, 1996
     First American Strategy Funds, Inc.      October 1, 1996
     High Mark Funds                          February 15, 1997


     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

 (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456


                                Position and Office                                     Positions and Offices
Name                            with Underwriter                                        with Registrant
----                            ----------------                                        ---------------

Alfred P. West, Jr.             Director, Chairman & Chief Executive Officer                    --
Henry H. Greer                  Director, President & Chief Operating Officer                   --
Carmen V. Romeo                 Director, Executive Vice President & Treasurer                  --
Gilbert L. Beebower             Executive Vice President                                        --


                                Position and Office                                     Positions and Offices
Name                            with Underwriter                                        with Registrant
----                            ----------------                                        ---------------


Richard B. Lieb                 Executive Vice President, President-Investment                  --
                                Services Division                                               --
Leo J. Dolan, Jr.               Senior Vice President                                           --
Carl A. Guarino                 Senior Vice President                                           --
Jerome Hickey                   Senior Vice President                                           --
Larry Hutchison                 Senior Vice President                                           --
Steven Kramer                   Senior Vice President                                           --
David G. Lee                    Senior Vice President                                   President and Chief
                                                                                        Executive Officer
William Madden                  Senior Vice President                                           --
Jack May                        Senior Vice President                                           --
A. Keith McDowell               Senior Vice President                                           --
Dennis J. McGonigle             Senior Vice President                                           --
Hartland J. McKeown             Senior Vice President                                           --
Barbara J. Moore                Senior Vice President                                           --
James V. Morris                 Senior Vice President                                           --
Steven Onofrio                  Senior Vice President                                           --
Kevin P. Robins                 Senior Vice President, General Counsel &                Vice President and
                                Secretary                                               Assistant Secretary

Robert Wagner                   Senior Vice President                                           --
Patrick K. Walsh                Senior Vice President                                           --
Kenneth Zimmer                  Senior Vice President                                           --
Robert Aller                    Vice President                                                  --
Marc H. Cahn                    Vice President & Assistant Secretary                    Vice President and
                                                                                        Assistant Secretary
Gordon W.Carpenter              Vice President                                                  --
Todd Cipperman                  Vice President & Assistant Secretary                    Vice President and
                                                                                        Assistant Secretary
Robert Crudup                   Vice President & Managing Director                              --
Ed Daly                         Vice President                                                  --
Jeff Drennen                    Vice President                                                  --
Mick Duncan                     Vice President and Team Leader                                  --
Vic Galef                       Vice President & Managing Director                              --
Kathy Heilig                    Vice President                                                  --
Michael Kantor                  Vice President                                                  --
Samuel King                     Vice President                                                  --
Kim Kirk                        Vice President & Managing Director                              --
Donald H. Korytowski            Vice President                                                  --
John Krzeminski                 Vice President & Managing Director                              --
Robert S. Ludwig                Vice President and Team Leader                                  --
Vicki Malloy                    Vice President and Team Leader                                  --
Carolyn McLaurin                Vice President & Managing Director                              --
W. Kelso Morrill                Vice President                                                  --
Barbara A. Nugent               Vice President & Assistant Secretary                    Vice President and
                                                                                        Assistant Secretary
Sandra K. Orlow                 Vice President & Assistant Secretary                    Vice President and
                                                                                        Assistant Secretary
Donald Pepin                    Vice President & Managing Director                              --
Larry Pokora                    Vice President                                                  --
Kim Rainey                      Vice President                                                  --
Paul Sachs                      Vice President                                                  --


                                Position and Office                                     Positions and Offices
Name                            with Underwriter                                        with Registrant
----                            ----------------                                        ---------------

Mark Samuels                    Vice President & Managing Director                              --
Steve Smith                     Vice President                                                  --
Daniel Spaventa                 Vice President                                                  --
Kathryn L. Stanton              Vice President & Assistant Secretary                    Vice President and
                                                                                        Assistant Secretary
Wayne M. Withrow                Vice President & Managing Director                              --
William Zawaski                 Vice President                                                  --
James Dougherty                 Director of Brokerage Service                                   --


Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

                     CoreStates Bank, N.A.
                     Broad and Chestnut Streets
                     P.O. Box 7618
                     Philadelphia, PA 19101

                     Crestar Bank
                     919 East Main Street
                     Richmond, VA  23219

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                     SEI Fund Resources
                     Oaks, PA 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

     GOLDEN OAK PORTFOLIOS          Citizens Bank
                                    328 Saginaw Street
                                    Flint, MI 48502

                                    Wellington Management Company, LLP
                                    75 State Street
                                    Boston, MA 02109

                                    Scudder, Stevens & Clark, Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    Nicholas-Applegate Capital Management
                                    600 West Broadway
                                    29th Floor
                                    San Diego, CA 92101

     PIMC PORTFOLIOS                PNC Institutional Management Corporation
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

     OVB PORTFOLIOS                 One Valley Bank, National Association
                                    One Valley Square
                                    Charleston, WV  25301

                                    Wellington Management Company
                                    75 State Street
                                    Boston, MA 02109

     U. S. GOVERNMENT               Capitoline Investment Services Incorporated
     SECURITIES MONEY               919 East Main Street
     AND PRIME OBLIGATIONS          Richmond, VA  23219
     FUNDS

Item 31. Management Services:  None.

Item 32. Undertakings:

     Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement containing reasonably current financial information regarding the Golden Oak Growth and Income Portfolio within 4-6 months of the later of the effective date or commencement of operations.

     Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement containing reasonably current financial information regarding the Golden Oak Michigan Tax Free Bond Portfolio within 4-6 months of the later of the effective date or commencement of operations.

     Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant undertakes to hold a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

     Registrant undertakes to furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.


                                NOTICE

A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                              Signatures

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement No. 33-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of February, 1997.

                                  THE ARBOR FUND

                                  By: /s/ David G. Lee
                                      -------------------------------------
                                      David G. Lee
                                      President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


           *
--------------------------        Trustee                            February 28, 1997
John T. Cooney

           *
--------------------------        Trustee                            February 28, 1997
William M. Doran

           *
--------------------------        Trustee                            February  28, 1997
Frank E. Morris

           *
--------------------------        Trustee                            February  28, 1997
Robert A. Nesher

           *
--------------------------        Trustee                            February  28, 1997
Robert A. Patterson

           *
--------------------------        Trustee                            February  28, 1997
Gene B. Peters

           *
--------------------------        Trustee                            February  28, 1997
James M. Storey

/s/ David G. Lee
--------------------------        President & Chief                  February  28, 1997
David G. Lee                      Executive Officer

/s/ Stephen G. Meyer
--------------------------        Controller & Chief Financial       February  28, 1997
Stephen G. Meyer                  Officer


 *By: /s/ David G. Lee
      ------------------------
     David G. Lee
     Attorney-in-Fact

                                  EXHIBIT INDEX



EX-99.B(1)     Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on
               Form N-1A (File No. 33-50718) filed with the Securities and
               Exchange Commission on August 11, 1992.
EX-99.B(2)     Registrant's By-Laws are incorporated herein by reference to
               Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities andExchange Commission on
               August 11, 1992.
EX-99.B(3)     Not Applicable.
EX-99.B(4)     Not Applicable.
EX-99.B(5)(a)  Investment Advisory Agreement between the Registrant and Citizens
               Commercial and Savings Bank with respect to the Golden Oak
               Diversified Growth Portfolio, the Golden Oak Intermediate- Term
               Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and
               Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on January 13, 1993.
EX-99.B(5)(b)  Investment Sub-Advisory Agreement by and among Registrant,
               Citizens Commercial and Savings Bank and Wellington Management
               Company, LLP with respect to the Golden Oak Prime Obligation
               Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.B(5)(c)  Form of Investment Advisory Agreement between Registrant and
               Prudential Investment Corporation with respect to the California
               Tax Exempt Portfolio and the Institutional Tax Free Portfolio, originally filed as exhibit 5(f), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's
               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
EX-99.B(5)(d)  Form of Investment Advisory Agreement between the Registrant and
               One Valley Bank, National Association with respect to the OVB
               Portfolios, originally filed as exhibit 5(h), is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
EX-99.B(5)(e)  Form of Investment Sub-Advisory Agreement by and among the
               Registrant, One Valley Bank, National Association, and Wellington
               Management Company, LLP with respect to the OVB Prime Obligations
               Portfolio, originally filed as exhibit 5(i), is incorporated herein by reference to Post- Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
EX-99.B(5)(f)  Form of Investment Advisory Agreement between the Registrant and
               Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on June 2, 1994.
EX-99.B(5)(g)  Form of Schedule B to Investment Advisory Agreement between the
               Registrant and Citizens Commercial & Savings Bank with respect to
               Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l), is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on September 30, 1994.
EX-99.B(5)(h)  Form of Investment Sub-Advisory Agreement by and between Scudder,
               Stevens & Clark, Inc. with respect to Golden Oak Growth and
               Income Portfolio, originally filed as exhibit 5(m), is incorporated herein by reference to Post-Effective Amendment No.
               10 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on September 30, 1994.
EX-99.B(5)(i)  Form of Schedule to the Investment Advisory Agreement between
               Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q), is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on August 11, 1995.
EX-99.B(5)(j)  Form of Investment Advisory Agreement between the Registrant and
               PNC Institutional Management

               Corporation with respect to the California Tax-Exempt Portfolio, originally filed as exhibit 5(s), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's
               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
EX-99.B(5)(k)  Form of Investment Advisory Agreement between the Registrant and
               PNC Institutional Management Corporation with respect to the
               Institutional Tax Free Portfolio, originally filed as exhibit
               5(t), is incorporated herein by reference to Post-Effective
               Amendment No. 14 to Registrant's Registration Statement on Form
               N-1A (File No. 33-50718) filed with the Securities and Exchange
               Commission on March 29, 1996.
EX-99.B(5)(l)  Investment Sub-Advisory Agreement by and among the Registrant and
               Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio,
               originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's
               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
EX-99.B(5)(m)  Investment Advisory Agreement between the Registrant and One
               Valley Bank, National Association with respect to the OVB Equity
               Income Portfolio, is filed herewith.
EX-99.B(6)(a)  Distribution Agreement between Registrant and SEI Financial
               Services Company is incorporated herein by reference to
               Pre-Effective Amendment No. 1 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on October 14, 1992.
EX-99.B(6)(b)  Transfer Agent Agreement between Registrant and SEI Financial
               Management Corporation is incorporated herein by reference to
               Pre-Effective Amendment No. 2 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on January 13, 1993.
EX-99.B(6)(c)  Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No.
               12 to Registrant's Registration Statement on Form N- 1A (File No.
               33-50718) filed with the Securities and Exchange Commission on
               May 31, 1995.
EX-99.B(6)(d)  Transfer Agent Agreement between Registrant and Supervised
               Service Company is incorporated herein by reference to
               Post-Effective Amendment No. 12 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on May 31, 1995.
EX-99.B(7)     Not Applicable.
EX-99.B(8)(a)  Custodian Agreement between Registrant and CoreStates Bank N.A.
               is incorporated herein by reference to Pre-Effective Amendment
               No. 1 to Registrant's Registration Statement on Form N-1A (File
               No. 33-50718) filed with the Securities and Exchange Commission on October 14, 1992.
EX-99.B(8)(b)  Form of Custodian Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment
               No. 9 to Registrant's Registration Statement on Form N- 1A (File
               No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994.
EX-99.B(9)(a)  Administration Agreement between Registrant and SEI Financial
               Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the
               California Tax Exempt Portfolio and Institutional Tax Free
               Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to
               Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on
               July 29, 1993.
EX-99.B(9)(b)  Form of Schedule, relating to the OVB Prime Obligations, OVB
               Capital Appreciation, OVB Emerging Growth, OVB Government
               Securities and OVB West Virginia Tax-Exempt Income Portfolios
               (the "OVB Portfolios"), to Administration Agreement by and
               between the Registrant and SEI Financial Management Corporation
               dated as of January 28, 1993, originally filed as exhibit 5(g), is incorporated herein by reference to Post-Effective Amendment
               No. 6 to Registrant's Registration Statement on Form N-1A (File
               No. 33-50718) filed with the Securities and Exchange Commission on September 23, 1993.
EX-99.B(9)(c)  Form of Schedule relating to U.S. Government Securities Money
               Fund, to Administration Agreement by and between Registrant and
               SEI Financial Management Corporation, originally filed as exhibit
               5(k), is incorporated herein by reference to Post-Effective
               Amendment No. 9 to Registrant's Registration Statement on Form
               N-1A (File No. 33-50718) filed with the Securities and Exchange
               Commission on June 2, 1994.
EX-99.B(9)(d)  Form of Schedule, relating to Golden Oak Growth and Income
               Portfolio, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(n),
               is incorporated herein by reference to Post-Effective Amendment
               No. 10 to Registrant's Registration Statement on Form N-1A (File
               No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994.
EX-99.B(9)(e)  Administration Agreement between Registrant and SEI Financial
               Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the
               Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o), is incorporated herein by reference to
               Post-Effective Amendment No. 12 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on May 31, 1995.
EX-99.B(9)(f)  Administration Agreement between Registrant and SEI Financial
               Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p), is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
EX-99.B(9)(g)  Form of Schedule relating to the Prime Obligations Fund, to
               Administration Agreement by and between Registrant and SEI
               Financial Management Corporation, originally filed as exhibit
               5(p), is incorporated herein by reference to Post-Effective
               Amendment No. 13 to Registrant's Registration Statement on Form
               N-1A (File No. 33-50718) filed with the Securities and Exchange
               Commission on August 11, 1995.
EX-99.B(10)    Opinion and Consent of Counsel is incorporated herein by
               reference to Pre-Effective Amendment No. 2 to Registrant's
               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.B(11)    Consent of Independent Accountants is filed herewith.
EX-99.B(12)    Not Applicable.
EX-99.B(13)    Not Applicable.
EX-99.B(14)    Not Applicable.
EX-99.B(15)(a) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income
               Portfolio) is incorporated herein by reference to Pre-Effective
               Amendment No. 1 to Registrant's Registration Statement on Form
               N-1A (File No. 33-50718) filed with the Securities and Exchange
               Commission on October 14, 1992.
EX-99.B(15)(b) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios is incorporated herein by reference to
               Post-Effective Amendment No. 6 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on September 23, 1993.
EX-99.B(15)(c) Form of Registrant's Distribution Plan with respect to the Class
               B Shares of the Golden Oak Growth and Income Portfolio is
               incorporated herein by reference to Post-Effective Amendment No.
               10 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718) filed with the Securities and Exchange Commission on
               September 30, 1994.
EX-99.B(15)(d) Rule 18f-3 Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on May 31, 1995.
EX-99.B(16)    Performance Quotation Computation with respect to the Golden Oak
               Portfolios is incorporated herein by reference to Pre-Effective
               Amendment No. 2 to Registrant's Registration Statement on Form
               N-1A (File No. 33-50718) filed with the Securities and Exchange
               Commission on January 13, 1993.
EX-99.B(24)    Powers of Attorney are incorporated herein by reference to
               Post-Effective Amendment No. 8 to Registrant's Registration
               Statement on Form N-1A (File No. 33-50718) filed with the
               Securities and Exchange Commission on May 31, 1994.

EX-99.B(27)    Financial Data Schedules with respect to the OVB Equity Income
               Portfolio are filed herewith.